                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 1999

--------------------------------------------------------------------------------

                               CHAIRMAN'S MESSAGE

December 23, 1999

Dear Stockholders:

  The Trustees and Officers of the Asset Management Fund are pleased to present the Annual Report to stockholders for the fiscal year ending October 31, 1999.

  The Fund has served the investment needs of financial institutions for over seventeen years and the various portfolios continue to be managed, as they have since inception, in a manner that is sensitive to the balance sheet needs, regulatory imperatives and accounting concerns of financial intermediaries. Within these parameters the Fund continues to strive to maximize yields to the degree that is consistent with the preservation of capital and the maintenance of liquidity.

  The AMF portfolio management team faced another challenging year in 1999. The market was at its high as the year commenced and near its low as the year ended in October '99. There were multiple themes in play throughout the year, such as extended equity valuations, spread volatility, strong domestic economic growth and a somewhat antagonistic Fed. These were all part of the mix and will probably remain so as we move forward into the millennium.

  Clearly, in this type of environment the ability to engage in active portfolio management is a critical necessity for the portfolio manager that produces superior returns -- much less to escape disaster. We believe that the AMF portfolios have once again served our investors well. Presented for your review is a brief comment about each of the portfolios on the following pages.

  We thank you, our stockholders, for your continuing participation and remind you that our portfolio management team is always available for discussion. We encourage stockholders to call us direct with any questions or concerns you might have regarding the portfolios.

Sincerely,

/s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND REVIEW

  The various portfolios of the AMF Family were, on balance, neutrally positioned over the course of the last twelve months as a case for higher or lower rates could usually be made with equal vigor. Looking forward we think it likely that some of today's uncertainties will find resolve as the millennium unfolds.

  SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO - This portfolio produced an average yield of 5.29% over the course of the last fiscal year and a total return of 2.51%. Obviously, the return was impaired by falling bond prices throughout the year. The portfolio has traditionally been committed largely to the treasury market but this past year the portfolio somewhat enlarged its ownership of agency "bullet" paper and short duration agency mortgage paper in order to take advantage of the large yield spreads to treasury issues.

  ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO - This portfolio remains committed as always to interest rate sensitive ARM securities with only very limited commitments to pass thru COFI based issues and to 3-1 hybrids. Fast prepays early in the year modestly pressured performance but the portfolio none the less maintained its commitment to the ARM sector. The portfolio's average yield for the year was 5.34% and its total return was 4.73%. ARMs, as a category, were among one the best performing sectors of the debt markets over the last 12 months.

  INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO - The average yield for this portfolio last year was 5.78% while its total return was 2.32%. Clearly the longer duration of this fund was to its disadvantage in a declining bond market. However, its duration was a good bit shorter than most other mortgage-related mutual fund portfolios which helped its performance vis-a-vis its peers.

  U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO - The longest duration portfolio in the AMF complex produced a 6.10% average yield and a total return of 1.63% for the one-year period. (Which goes to prove yield is nice but when the market goes south, high yielding securities tend to give up more ground then lower-yielding shorter duration securities.)

-------------------------------------
                           INVESTMENT
                           COMPARISON

     Comparison of change in value of
     $10,000 investment for the years
                     ended October 31

--------------------------------------------------------------------------------
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO


                    Short U.S. Government           Lehman Short Government 1-3
                     Securities Portfolio                    Year Index
                    ---------------------           ---------------------------
1989                        10000                              10000
1990                        10818                              10884
1991                        12046                              12234
1992                        13096                              13230
1993                        13907                              13996
1994                        14040                              14158
1995                        15295                              15308
1996                        16059                              16223
1997                        17029                              17275
1998                        18235                              18596
1999                        18693                              19148

This graph compares the performance of the Short U.S. Government Securities Portfolio to the Lehman Short Government 1-3 Year Index, showing returns for U.S. Government and agency securities.

------------------------------------------

Short U.S. Government Securities Portfolio
Average Annual Return


       One     Five    Ten
       Year    Year    Year
     ------------------------
       2.51%   5.89%   6.46%

--------------------------------------------------------------------------------

ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO

                      Adjustable Rate Mortgage            Lehman Adjustable Rate
                          (ARM) Portfolio                     Mortgage Index
                      ------------------------            ----------------------
1990                          10000.00                           10000.00
1991                          10090.00                           10090.00
1992                          10600.00                           10680.00
1993                          11104.00                           11264.00
1994                          11330.00                           11292.00
1995                          12239.00                           12444.00
1996                          13006.00                           13323.00
1997                          13871.00                           14321.00
1998                          14565.00                           15208.00
1999                          15253.00                           15945.00

This graph compares the performance of the Adjustable Rate Mortgage (ARM) Portfolio to the Lehman Adjustable Rate Mortgage Index, showing returns for all agency (ARM) securities.

------------------------------------------

Adjustable Rate Mortgage (ARM) Portfolio
Average Annual Return


       One     Five       From
       Year    Year    Inception*
     ------------------------------
       2.51%   5.89%      5.34%

        *From September 18, 1991



--------------------------------------------------------------------------------
Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.


--------------------------------
                      INVESTMENT
                      COMPARISON

Comparison of change in value of
$10,000 investment for the years
               ended Octcober 31

------------------------------------------------------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
                                                                   Intermediate Mortgage
                                                                    Securities Portfolio            Lehman U.S. Mortgage Index
                                                                   ---------------------            --------------------------
1989                                                                       10000                              10000
1990                                                                       10317                              10847
1991                                                                       12010                              12681
1992                                                                       13180                              13714
1993                                                                       14277                              14796
1994                                                                       14108                              14577
1995                                                                       15608                              16707
1996                                                                       16361                              17863
1997                                                                       17653                              19492
1998                                                                       18921                              20915
1999                                                                       19364                              21541

This graph compares the performance
of the Intermediate Mortgage
Securities Portfolio to the Lehman
U.S. Mortgage Index, showing all
agency mortgage-backed securities.


----------------------------------

Intermediate Mortgage Securities
Portfolio Average Annual Return


    One      Five      Ten
    Year     Year      Year
--------------------------------
    2.32%    6.54%     6.83%







------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
                                                                  U.S. Government Mortgage
                                                                    Securities Portfolio            Lehman U.S. Mortgage Index
                                                                  ------------------------          --------------------------
1989                                                                       10000                              10000
1990                                                                       10753                              10847
1991                                                                       12464                              12601
1992                                                                       13472                              13714
1993                                                                       14513                              14796
1994                                                                       14249                              14577
1995                                                                       16011                              16707
1996                                                                       16914                              17863
1997                                                                       18413                              19492
1998                                                                       19808                              20915
1999                                                                       20135                              21541


This graph compares the performance
of the U.S. Government Mortgage
Securities Portfolio to the Lehman
U.S. Mortgage Index, showing all
agency mortgage-backed securities.


------------------------------------

U.S. Government Mortgage Securities
Average Annual Return


    One      Five      Ten
    Year     Year      Year
--------------------------------
    1.63%    7.16%     7.25%

------------------------------------------------------------------------------------------------------------------------------
Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.





--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS....................................      97.8%
  Federal Home Loan Bank* -- weekly reset
       5.62%                                                          11/3/99    $10,000   $10,000,000
       5.60%                                                          11/3/99     15,000    15,000,000
       5.66%                                                          11/3/99      5,000     5,000,000
                                                                                           -----------
                                                                                            30,000,000
                                                                                           -----------
  Federal Home Loan Bank -- discount note
       5.16%                                                          11/1/99     45,000    44,993,547
  Student Loan Marketing Association* -- weekly
     reset............................................
       5.80%                                                          11/2/99     10,000     9,999,839
       5.80%                                                          11/2/99      5,000     5,000,000
                                                                                           -----------
                                                                                            14,999,839
                                                                                           -----------
     TOTAL AGENCY OBLIGATIONS (Cost $89,999,839)                                            89,993,386
REPURCHASE AGREEMENTS.................................       2.2%
  Lanston (Aubrey G.) & Co., Inc., 5.18% (Agreement
       dated 10/29/99, to be repurchased at $2,043,882
       on 11/1/99; collateralized by $2,043,000 U.S.
       Treasury Notes, 6.63%, due 3/31/02. The market
       value of the collateral is $2,089,629)                         11/1/99      2,043     2,043,000
                                                                                           -----------
     TOTAL REPURCHASE AGREEMENTS (Cost $2,043,000)                                           2,043,000
TOTAL INVESTMENTS IN SECURITIES.......................     100.0%
     (Cost $92,042,839) (a)                                                                 92,036,386
OTHER ASSETS IN EXCESS OF LIABILITIES.................       0.0%                               37,773
                                                                                           -----------
Net Assets applicable to 92,071,765 Shares of Common
  Stock issued and outstanding........................     100.0%                          $92,074,159
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($92,074,159 / 92,071,765)                                                               $1.00
                                                                                                ------
                                                                                                ------

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $92,074,159.

 * Variable rate investments. The rate presented is the rate in effect at October 31, 1999. The date presented reflects the next rate change date.

(a) Cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                  PAR
                                                        ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS.................................      13.8%
  Federal Home Loan Bank -- discount note
       5.16%                                                        11/1/99   $ 5,000   $  4,999,283
  Freddie Mac
       5.50%                                                        5/15/02     5,000      4,909,375
       6.25%                                                        7/15/04     2,000      1,983,125
                                                                                        ------------
                                                                                           6,892,500
  Freddie Mac -- discount note
       5.17%                                                       11/12/99     4,000      3,993,681
                                                                                        ------------
     TOTAL AGENCY OBLIGATIONS (Cost $15,879,313)                                          15,885,464
FIXED RATE MORTGAGE-RELATED SECURITIES.............      18.3%
  Collateralized Mortgage Obligations
     Fannie Mae
       5.85%                                                        9/25/17       987        979,924
       6.40%                                                       11/18/19     1,392      1,387,535
       5.50%                                                        5/25/21       888        881,501
                                                                                        ------------
                                                                                           3,248,960
     Freddie Mac
       6.00%                                                       10/15/02     1,474      1,462,506
       5.10%                                                        4/15/17     2,756      2,732,855
       5.00%                                                        4/25/19     4,000      3,872,500
                                                                                        ------------
                                                                                           8,067,861
  Pass Throughs
     Fannie Mae
       6.00%                                                         8/1/02     5,107      5,078,650
     Freddie Mac
       5.50%                                                         5/1/03     4,764      4,643,485
                                                                                        ------------
     TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
       (Cost $21,189,247)                                                                 21,038,956
U.S. TREASURY OBLIGATIONS..........................      63.8%
  U.S. Treasury Notes
       6.13%                                                        7/31/00     5,000      5,023,438
       6.00%                                                        8/15/00     2,000      2,007,500
       5.75%                                                       11/15/00     6,000      6,009,375
       5.25%                                                        5/31/01    10,000      9,925,000
       5.75%                                                        6/30/01     6,000      5,996,250

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                  PAR
                                                        ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
       5.50%                                                        7/31/01     2,000      1,990,000
       6.50%                                                        8/31/01     8,000      8,095,000
       5.88%                                                       11/30/01     3,000      3,003,750
       6.63%                                                        4/30/02    10,000     10,178,125
       6.50%                                                        5/31/02     7,000      7,105,000
       5.38%                                                        6/30/03    10,000      9,815,625
       6.00%                                                        8/15/04     4,000      4,010,000
                                                                                        ------------
     TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,033,407)                                   73,159,063
REPURCHASE AGREEMENTS..............................       3.0%
  Lanston (Aubrey G.) & Co., Inc.,
       5.18% (Agreement dated 10/29/99, to be
       repurchased at $3,470,497 on 11/1/99;
       collateralized by $3,469,000 U.S. Treasury
       Notes, 6.63%, due 3/31/02. The market value
       of the collateral is $3,548,175)                             11/1/99     3,469      3,469,000
                                                                                        ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $3,469,000)                                            3,469,000
  TOTAL INVESTMENTS IN SECURITIES..................      98.9%
     (Cost $113,570,967) (a)                                                             113,552,483
  OTHER ASSETS IN EXCESS OF LIABILITIES............       1.1%                             1,287,086
                                                                                        ------------
Net Assets applicable to 11,082,741 Shares of
  Common Stock issued and outstanding..............     100.0%                          $114,839,569
                                                                                        ------------
                                                                                        ------------
Net Asset Value, offering and redemption price per
  share ($114,839,569 / 11,082,741)                                                           $10.36
                                                                                             -------
                                                                                             -------

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $114,839,569.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $35,026. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

                Unrealized appreciation                         $331,113
                Unrealized depreciation                         (349,597)
                                                                --------
                Net unrealized depreciation                     $(18,484)
                                                                ========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                   PAR
                                                        ASSETS     MATURITY     (000)       VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
RELATED SECURITIES*.................................    71.8%
Certificate of Deposit Based ARMS
  Fannie Mae
       6.53%                                                          1/1/22   $ 5,473   $  5,575,822
       7.13%                                                         10/1/22     4,608      4,699,201
       6.59%                                                         12/1/22     6,048      6,164,752
       6.54%                                                          9/1/23     4,857      4,946,328
                                                                                         ------------
                                                                                           21,386,103
  Freddie Mac
       6.85%                                                         12/1/24    21,323     21,762,420
       6.93%                                                          1/1/26    18,513     18,911,808
                                                                                         ------------
                                                                                           40,674,228
Cost of Funds Index Based ARMS
  Fannie Mae
       5.45%                                                         2/25/08     9,982      9,801,499
       5.40%                                                         6/25/12     4,000      3,875,000
       5.50%                                                         9/25/23     9,817      9,586,990
       5.75%                                                          8/1/29    14,191     13,929,470
       5.75%                                                          5/1/36    13,207     12,963,119
                                                                                         ------------
                                                                                           50,156,078
  Freddie Mac
       5.40%                                                        12/15/23    13,087     12,874,631
       5.40%                                                         2/15/24     1,906      1,867,817
                                                                                         ------------
                                                                                           14,742,448
London Interbank Offering Rate (LIBOR)
  Based ARMS
  BA Mortgage Securities, Inc. 1998-4 1A7
       5.88%                                                         8/25/28    22,647     22,208,552
  Donaldson, Lufkin, Jenrette Acceptance Corp.
       1992-6
       6.62%                                                         7/25/22    17,905     18,078,585
  Donaldson, Lufkin, Jenrette Acceptance Corp.
       1992-9
       6.88%                                                        11/25/22    13,548     13,653,766
  Donaldson, Lufkin, Jenrette Acceptance Corp.
       1994-5
       7.27%                                                         4/25/24     2,844      2,879,756
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                   PAR
                                                        ASSETS     MATURITY     (000)       VALUE
-----------------------------------------------------------------------------------------------------
Fannie Mae
       5.81%                                                        11/25/23   $14,107   $ 14,129,440
       5.68%                                                         9/25/28    15,372     15,343,426
                                                                                         ------------
                                                                                           29,472,866
  Freddie Mac
       5.89%                                                         5/15/21    14,533     14,560,315
       5.99%                                                         3/15/25    21,984     22,031,804
       7.20%                                                          3/1/26     8,885      9,115,830
       6.99%                                                          5/1/26     6,688      6,842,531
                                                                                         ------------
                                                                                           52,550,480
  MLCC Mortgage Investors, Inc. 1996-C
       5.63%                                                         9/15/21    23,357     23,334,665
  Morserv, Inc. 1996-2 1A1
       6.19%                                                        11/25/26    12,713     12,772,327
                                                                                         ------------
                                                                                          174,950,997
Treasury Based ARMS
  Chase 1990-EA1
       6.35%                                                        11/25/20     4,131      4,131,203
  Citicorp 1992-18 CL A-1
       6.80%                                                        11/25/22    21,814     22,045,678
  CMC Securities Corp. 1993-2H A1
       6.73%                                                         9/25/23     8,229      8,229,024
  Fannie Mae
       7.00%                                                          7/1/25    22,179     22,685,205
       6.99%                                                          7/1/27    22,242     22,770,106
       7.26%                                                         11/1/27    18,486     18,971,614
       7.03%                                                         12/1/27    21,770     22,273,445
       7.11%                                                          1/1/28    13,779     14,114,358
       7.02%                                                          4/1/28    13,425     13,719,158
       6.52%                                                          3/1/29     6,864      6,971,495
                                                                                         ------------
                                                                                          121,505,381
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                   PAR
                                                        ASSETS     MATURITY     (000)       VALUE
-----------------------------------------------------------------------------------------------------
Freddie Mac
       6.88%                                                          5/1/23   $ 6,019   $  6,116,510
       6.94%                                                         10/1/24    12,273     12,537,997
       6.95%                                                          3/1/25     6,788      6,906,332
       7.75%                                                         11/1/26    10,654     10,904,107
       6.88%                                                          3/1/27    16,768     17,140,016
       6.93%                                                          3/1/27    19,463     19,906,583
       6.98%                                                          9/1/27    26,591     27,264,407
       7.05%                                                          1/1/28    11,466     11,680,626
       6.89%                                                          4/1/29    17,526     17,882,144
                                                                                         ------------
                                                                                          130,338,722
  Fund America 1993-A CL A-1
       6.76%                                                         6/25/23     9,986     10,110,990
  Housing Securities, Inc. 1192 SL-1 CL A-1
       6.60%                                                         5/25/16    14,241     14,432,260
  Resolution Trust Corp. Series 1995-2 A-3
       6.28%                                                         5/25/29    17,570     17,614,258
                                                                                         ------------
                                                                                          328,407,516
                                                                                         ------------
          TOTAL ADJUSTABLE RATE
            MORTGAGE RELATED SECURITIES (Cost $628,058,698)                               630,317,370
AGENCY OBLIGATIONS..................................     9.1%
  Fannie Mae -- discount note
       5.20%                                                        11/12/99    20,000     19,965,332
  Federal Home Loan Bank -- discount note
       5.16%                                                         11/1/99    40,000     39,994,267
  Freddie Mac -- discount note
       5.18%                                                        11/16/99    20,000     19,956,833
                                                                                         ------------
          TOTAL AGENCY OBLIGATIONS (Cost $79,925,056)                                      79,916,432
FIXED RATE MORTGAGE- RELATED SECURITIES.............    12.4%
Collateralized Mortgage Obligations
  ABN Amro Mortgage Corp. 1998-1 A3
       7.00%                                                         4/25/28       959        957,310
  CMC Securities Corp. 1993-E S5
       6.00%                                                        11/25/08     6,503      6,452,569
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                   PAR
                                                        ASSETS     MATURITY     (000)       VALUE
-----------------------------------------------------------------------------------------------------
CMC Securities Corp. 1994-E A7
6.00%                                                                3/25/24   $17,864   $ 17,690,719
  Fannie Mae
       5.75%, 7/25/05 to 6/25/06                                                 9,148      9,098,665
       6.00%, 12/25/15 to 2/18/16                                               16,291     16,188,731
       6.50%                                                        10/18/17    15,000     14,971,876
                                                                                         ------------
                                                                                           40,259,272
  Freddie Mac
       6.30%                                                         6/25/13     5,670      5,648,510
       4.00%                                                         3/15/19    15,000     14,493,750
                                                                                         ------------
                                                                                           20,142,260
  Prudential Home Mortgage Services 1996-4
       6.50%                                                         4/25/26     6,976      6,917,602
  Prudential Home Mortgage Services 1996-6
       6.00%                                                         5/25/26     3,432      3,415,568
                                                                                         ------------
                                                                                           95,835,300
Pass Throughs
  Freddie Mac
       7.00%                                                          3/1/12     5,600      5,598,618
       8.00%                                                          6/1/14     2,276      2,301,106
       9.25%                                                          1/1/17     3,256      3,403,145
       10.50%                                                        12/1/20     1,938      2,083,401
                                                                                         ------------
                                                                                           13,386,270
                                                                                         ------------
          TOTAL FIXED RATE
            MORTGAGE-RELATED SECURITIES (Cost $109,154,129)                               109,221,570
HYBRID ARM..........................................      3.5%
  Fannie Mae
       6.25%                                                          7/1/28     6,496      6,390,604
       6.34%                                                          8/1/29    14,397     14,284,221
       6.08%                                                          9/1/29     9,828      9,702,425
                                                                                         ------------
          TOTAL HYBRID ARM (Cost $30,463,069)                                              30,377,250
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                   PAR
                                                        ASSETS     MATURITY     (000)       VALUE
-----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS...........................      1.1%
  U.S. Treasury Notes
       5.38%                                                         6/30/03   $10,000   $  9,815,625
                                                                                         ------------
          TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,821,407)                                 9,815,625
REPURCHASE AGREEMENTS...............................      1.4%
  Lanston (Aubrey G.) & Co., Inc.,
       5.18% (Agreement dated 10/29/99, to be
       repurchased at $11,969,164 on 11/1/99;
       collateralized by $11,863,000 U.S. Treasury
       Notes, 7.75%, due 12/31/99. The market value
       of the collateral is $12,220,985)                             11/1/99    11,964     11,964,000
                                                                                         ------------
          TOTAL REPURCHASE AGREEMENTS (Cost $11,964,000)                                   11,964,000
TOTAL INVESTMENTS IN SECURITIES.....................      99.3%
  (Cost $869,386,359)(a)                                                                  871,612,247
OTHER ASSETS IN EXCESS OF LIABILITIES...............       0.7%                             5,995,815
                                                                                         ------------
Net Assets applicable to 89,154,326 Shares of Common
  Stock issued and outstanding......................     100.0%                          $877,608,062
                                                                                         ------------
                                                                                         ------------
Net Asset Value, offering and redemption price per
  share ($877,608,062 / 89,154,326)                                                             $9.84
                                                                                               ------
                                                                                               ------
-----------------------------------------------------------------------------------------------------

Percentages indicated are based on net assets of $877,608,062.

 *  The rates presented are the rates in effect at October 31, 1999.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $12,401. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                Unrealized appreciation                        $4,934,710
                Unrealized depreciation                        (2,708,822)
                                                               ----------
                Net unrealized appreciation                    $2,225,888
                                                               ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...................................     1.8%
  Freddie Mac
      5.75%                                                          4/15/08   $ 2,000   $ 1,878,125
                                                                                         -----------
     TOTAL AGENCY OBLIGATIONS (Cost $1,851,146)                                            1,878,125
FIXED RATE MORTGAGE-RELATED SECURITIES...............    75.8%
Collateralized Mortgage Obligations
  ABN Amro Mortgage Corp. 1998-1 A3
      7.00%                                                          4/25/28       256       255,283
  Fannie Mae
      5.50%                                                         11/18/15     5,000     4,914,062
  Freddie Mac
      5.00%                                                          4/25/19     4,000     3,872,500
                                                                                         -----------
                                                                                           9,041,845
Pass Throughs
  Fannie Mae
      6.50%                                                           5/1/08     5,465     5,362,757
  Freddie Mac Gold
      6.00%, 4/1/05 to 1/1/14                                                   17,009    16,388,604
      5.50%, 4/1/06 to 9/1/14                                                   10,161     9,622,719
      7.50%, 1/1/10 to 7/1/11                                                   12,473    12,632,934
      6.50%, 2/1/12 to 4/1/12                                                   11,700    11,477,337
                                                                                         -----------
                                                                                          50,121,594
  Government National Mortgage Association
      6.00%, 1/15/14 to 6/15/14                                                 12,977    12,466,273
                                                                                         -----------
                                                                                          67,950,624
                                                                                         -----------
     TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
       (Cost $77,766,751)                                                                 76,992,469
U.S. TREASURY OBLIGATIONS............................    18.3%
  U.S. Treasury Notes
      5.75%                                                          6/30/01     3,000     2,998,125
      5.25%                                                          8/15/03     8,000     7,810,000
      6.00%                                                          8/15/04     1,000     1,002,500
      6.63%                                                          5/15/07     1,000     1,026,563
      5.50%                                                          5/15/09     6,000     5,756,250
                                                                                         -----------
     TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,624,571)                                   18,593,438
----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                 PAR
                                                         ASSETS     MATURITY   (000)       VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS................................      3.9%
  Lanston (Aubrey G.) & Co., Inc.,
       5.18% (Agreement dated 10/29/99, to be
       repurchased at $4,003,728 on 11/1/99;
       collateralized by $4,002,000 U.S. Treasury
       Notes,
       6.63%, due 3/31/02. The market value of the
       collateral is $4,093,340)                                     11/1/99   $4,002   $  4,002,000
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS (Cost $4,002,000)                                              4,002,000
TOTAL INVESTMENTS IN SECURITIES......................     99.8%
  (Cost $102,244,468)(a)                                                                 101,466,032
OTHER ASSETS IN EXCESS OF LIABILITIES................      0.2%                              244,062
                                                                                        ------------
Net Assets applicable to 10,906,311 Shares of
  Common Stock issued and outstanding................    100.0%                         $101,710,094
                                                                                        ============
Net Asset Value, offering and redemption
  price per share ($101,710,094 / 10,906,311)........                                          $9.33
                                                                                        ============

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $101,710,094.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $137,563. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

                Unrealized appreciation                       $   366,113
                Unrealized depreciation                        (1,144,549)
                                                              -----------
                Net unrealized depreciation                   $  (778,436)
                                                              ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS..................................      1.1%
  Freddie Mac
        5.75%                                                        4/15/08   $ 1,000   $   939,063
                                                                                         -----------
     TOTAL AGENCY OBLIGATIONS (Cost $942,339)                                                939,063
FIXED RATE MORTGAGE-RELATED SECURITIES..............     80.7%
  Pass Throughs
     Fannie Mae
        5.50%                                                         1/1/06     4,265     4,057,330
     Freddie Mac Gold
        5.50%                                                         4/1/06     6,661     6,340,753
        6.00%                                                         2/1/13     4,024     3,870,470
        6.00%                                                         8/1/13     3,484     3,351,316
        5.50%                                                        11/1/13     1,674     1,575,960
                                                                                         -----------
                                                                                          15,138,499
     Government National Mortgage Association
        9.00%, 11/15/04 to 10/15/21                                              2,825     2,980,818
        6.50%, 5/15/14 to 4/15/28                                               12,922    12,608,956
       10.00%                                                        3/15/19       218       233,052
        7.50%, 2/15/24 to 6/15/27                                               11,165    11,196,816
        8.50%                                                        6/15/24       834       868,947
        7.00%                                                        4/15/27    12,697    12,455,129
        6.00%, 6/15/28 to 1/15/29                                               11,693    10,852,293
                                                                                         -----------
                                                                                          51,196,011
                                                                                         -----------
     TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
       (Cost $70,732,423)                                                                 70,391,840
U.S. TREASURY OBLIGATIONS...........................     14.6%
  U.S. Treasury Notes
        6.25%                                                        8/31/02     2,000     2,018,750
        5.50%                                                        5/31/03     6,000     5,911,874
        5.25%                                                        5/15/04     1,000       972,188
        5.63%                                                        5/15/08     3,000     2,897,813
        5.50%                                                        5/15/09     1,000       959,375
                                                                                         -----------
     TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,799,781)                                   12,760,000
----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                 PAR
                                                           ASSETS     MATURITY   (000)       VALUE
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.................................       3.4%
  Lanston (Aubrey G.) & Co., Inc.,
       (Agreement dated 10/29/99, to be repurchased
       at $2,975,284 on 11/1/99; collateralized by
       $2,974,000 U.S. Treasury Notes, 6.63%, due
       3/31/02. The market value of the collateral is
       $3,041,877)                                                     11/1/99    2,974     2,974,000
                                                                                          -----------
TOTAL REPURCHASE AGREEMENTS (Cost $2,974,000)                                               2,974,000
TOTAL INVESTMENTS IN SECURITIES.......................      99.8%
  (Cost $87,448,543) (a)                                                                   87,064,903
OTHER ASSETS IN EXCESS OF LIABILITIES.................       0.2%                             185,450
                                                                                          -----------
Net Assets applicable to 8,502,769 Shares of Common
  Stock issued and outstanding........................     100.0%                         $87,250,353
                                                                                          -----------
                                                                                          -----------
Net Asset Value, offering and redemption price per
  share ($87,250,353 / 8,502,769)                                                              $10.26
                                                                                              -------
                                                                                              -------

--------------------------------------------------------------------------------

Percentages indicated are based on net assets of $87,250,353.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $33,489. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

                Unrealized appreciation                       $   819,581
                Unrealized depreciation                        (1,203,221)
                                                              -----------
                Net unrealized depreciation                   $  (383,640)
                                                              ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                                   U.S.
                                                    SHORT U.S.    ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                         MONEY      GOVERNMENT   RATE MORTGAGE     MORTGAGE      MORTGAGE
                                         MARKET     SECURITIES       (ARM)        SECURITIES    SECURITIES
                                       PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income................   $3,710,493   $7,048,118    $55,439,740     $6,582,845    $5,789,337
                                       ----------   ----------    -----------     ----------    ----------
     Operating expenses:
       Investment advisory fee......      109,670      302,267      4,278,323        367,649       217,727
       Distribution fee.............      109,670      181,360      2,376,846        157,564       130,636
       Administration fee...........       22,096       36,561        287,505         31,769        26,346
       Custodian fee................       13,537       18,194        126,468         14,167        26,420
       Trustees' fees...............        2,775        6,301         58,637          6,326         3,887
       Transfer agent fee...........       15,322       10,989         26,135          3,304        10,830
       Legal........................        7,226       15,169        159,786         17,440        13,251
       Audit........................        4,018        5,836         62,562          5,837         9,358
       Other........................        6,352        9,729         81,772          9,693        13,617
                                       ----------   ----------    -----------     ----------    ----------
                                          290,666      586,406      7,458,034        613,749       452,072
       Fee waivers..................     (109,670)          --     (2,852,215)      (105,042)           --
                                       ----------   ----------    -----------     ----------    ----------
          Total expenses............      180,996      586,406      4,605,819        508,707       452,072
                                       ----------   ----------    -----------     ----------    ----------
          Net investment income.....    3,529,497    6,461,712     50,833,921      6,074,138     5,337,265
                                       ----------   ----------    -----------     ----------    ----------
REALIZED AND UNREALIZED (LOSSES)
  FROM INVESTMENT ACTIVITIES:
     Net realized (loss)............           --     (675,404)    (4,971,448)      (954,738)     (836,298)
     Net change in unrealized
       appreciation/(depreciation)
       of investments...............           --   (2,828,997)    (1,260,125)    (2,834,209)   (3,107,757)
                                       ----------   ----------    -----------     ----------    ----------
          Net (loss) on
            investments.............           --   (3,504,401)    (6,231,573)    (3,788,947)   (3,944,055)
                                       ----------   ----------    -----------     ----------    ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...................   $3,529,497   $2,957,311    $44,602,348     $2,285,191    $1,393,210
                                       ==========   ==========    ===========     ==========    ==========

----------------------------------------------------------------------------------------------------------
See notes to financial statements.



--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 1999 AND 1998

------------------------------------------------------------------------------------------------------
                                                  MONEY MARKET                SHORT U.S. GOVERNMENT
                                                    PORTFOLIO                 SECURITIES PORTFOLIO
                                          ------------------------------------------------------------
                                              1999            1998             1999           1998
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..............  $   3,529,497   $   3,069,291    $  6,461,712   $  6,406,087
     Net realized gain/(loss)...........             --           3,155        (675,404)       410,614
     Net change in unrealized
       appreciation/(depreciation) of
       investments......................             --              --      (2,828,997)       859,220
                                          -------------   -------------    ------------   ------------
       Net increase in net assets
          resulting from operations.....      3,529,497       3,072,446       2,957,311      7,675,921
                                          -------------   -------------    ------------   ------------
  Dividends paid to stockholders:
     From net investment income.........     (3,529,497)     (3,069,291)     (6,458,738)    (6,406,087)
     In excess of net investment
       income...........................             --              --              --             --
     From net realized gains............           (761)             --              --             --
                                          -------------   -------------    ------------   ------------
       Total dividends paid to
          stockholders..................     (3,530,258)     (3,069,291)     (6,458,738)    (6,406,087)
                                          -------------   -------------    ------------   ------------
  Capital transactions:
     Proceeds from sale of shares.......    788,825,804     579,105,309      29,405,048     35,353,289
     Shares issued to stockholders in
       reinvestment of dividends........      2,907,490       2,507,356       4,441,912      4,240,979
     Cost of shares repurchased.........   (758,103,140)   (571,275,124)    (29,746,442)   (38,927,316)
                                          -------------   -------------    ------------   ------------
       Net increase (decrease) in net
          assets from capital
          transactions..................     33,630,154      10,337,541       4,100,518        666,952
                                          -------------   -------------    ------------   ------------
       Total increase (decrease) in net
          assets........................     33,629,393      10,340,696         599,091      1,936,786
Net Assets:
  Beginning of year.....................     58,444,766      48,104,070     114,240,478    112,303,692
                                          -------------   -------------    ------------   ------------
  End of year...........................  $  92,074,159   $  58,444,766    $114,839,569   $114,240,478
                                          =============   =============    ============   ============
  Share transactions:
     Issued.............................    788,825,804     579,105,309       2,783,895      3,349,648
     Reinvested.........................      2,907,490       2,507,356         423,288        401,904
     Repurchased........................   (758,103,140)   (571,275,124)     (2,836,326)    (3,688,922)
                                          -------------   -------------    ------------   ------------
       Net increase (decrease) from
          share transactions............     33,630,154      10,337,541         370,857         62,630
                                          =============   =============    ============   ============

------------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           INTERMEDIATE
         ADJUSTABLE RATE               MORTGAGE SECURITIES              U.S. GOVERNMENT
    MORTGAGE (ARM) PORTFOLIO                PORTFOLIO            MORTGAGE SECURITIES PORTFOLIO
----------------------------------------------------------------------------------------------
        1999            1998            1999          1998           1999            1998
----------------------------------------------------------------------------------------------

    $  50,833,921   $  48,173,900   $  6,074,138   $ 5,585,457    $ 5,337,265     $ 4,476,426
       (4,971,448)     (1,301,927)      (954,738)      545,001       (836,298)        439,413

       (1,260,125)     (5,972,441)    (2,834,209)       97,888     (3,107,757)         98,398
    -------------   -------------   ------------   -----------    -----------     -----------
       44,602,348      40,899,532      2,285,191     6,228,346      1,393,210       5,014,237
    -------------   -------------   ------------   -----------    -----------     -----------
      (50,785,092)    (48,173,900)    (6,074,951)   (5,585,457)    (5,314,467)     (4,476,426)
               --              --             --      (297,387)            --        (136,992)
               --              --             --            --             --              --
    -------------   -------------   ------------   -----------    -----------     -----------
      (50,785,092)    (48,173,900)    (6,074,951)   (5,882,844)    (5,314,467)     (4,613,418)
    -------------   -------------   ------------   -----------    -----------     -----------
      300,038,599     442,702,401     31,163,180    26,122,562     15,324,674      38,684,773
       30,577,753      28,898,086      3,464,307     2,835,707      2,848,770       2,328,362
     (342,375,271)   (320,110,598)   (28,566,059)   (7,847,475)    (7,175,510)    (14,812,400)
    -------------   -------------   ------------   -----------    -----------     -----------
      (11,758,919)    151,489,889      6,061,428    21,110,794     10,997,934      26,200,735
    -------------   -------------   ------------   -----------    -----------     -----------
      (17,941,663)    144,215,521      2,271,668    21,456,296      7,076,677      26,601,554
      895,549,725     751,334,204     99,438,426    77,982,130     80,173,676      53,572,122
    -------------   -------------   ------------   -----------    -----------     -----------
    $ 877,608,062   $ 895,549,725   $101,710,094   $99,438,426    $87,250,353     $80,173,676
    =============   =============   ============   ===========    ===========     ===========
       30,262,704      44,393,930      3,243,087     2,703,534      1,433,797       3,609,097
        3,088,423       2,901,025        364,694       294,785        271,703         217,980
      (34,590,248)    (32,108,808)    (2,993,651)     (811,362)      (672,809)     (1,377,850)
    -------------   -------------   ------------   -----------    -----------     -----------
       (1,239,121)     15,186,147        614,130     2,186,957      1,032,691       2,449,227
    =============   =============   ============   ===========    ===========     ===========

------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                1999       1998       1997       1996       1995
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              --------   --------   --------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income.....................    0.0480     0.0523     0.0513     0.0516     0.0547
  Net realized and unrealized gain (loss) on
   investments..............................        --         --         --         --         --
                                              --------   --------   --------   --------   --------
       Total from investment operations.....    0.0480     0.0523     0.0513     0.0516     0.0547
                                              --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income...............   (0.0480)   (0.0523)   (0.0513)   (0.0516)   (0.0547)
   From net realized gains..................        --(a)       --        --         --         --
                                              --------   --------   --------   --------   --------
       Total distributions to
          stockholders......................   (0.0480)   (0.0523)   (0.0513)   (0.0516)   (0.0547)
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              ========   ========   ========   ========   ========
Total return................................     4.94%      5.35%      5.25%      5.29%      5.60%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)........  $ 92,074   $ 58,445   $ 48,104   $ 69,484   $ 36,869
  Ratio of expenses to average net assets...     0.25%      0.25%      0.26%      0.24%      0.24%
  Ratio of net investment income to average
   net assets...............................     4.81%      5.22%      5.14%      5.15%      5.40%
  Ratio of expenses to average net
   assets*..................................     0.40%      0.40%      0.41%      0.39%      0.39%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Distributions per share were less than $0.005.
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                1999       1998       1997       1996       1995
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $  10.66   $  10.55   $  10.56   $  10.68   $  10.45
                                              --------   --------   --------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income.....................    0.5600     0.6144     0.6273     0.6370     0.6746
  Net realized and unrealized gain (loss) on
   investments..............................   (0.3000)    0.1100    (0.0100)   (0.1200)    0.2300
                                              --------   --------   --------   --------   --------
       Total from investment operations.....    0.2600     0.7244     0.6173     0.5170     0.9046
                                              --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders from net
   investment income........................   (0.5600)   (0.6144)   (0.6273)   (0.6370)   (0.6746)
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $  10.36   $  10.66   $  10.55   $  10.56   $  10.68
                                              ========   ========   ========   ========   ========
Total return................................     2.51%      7.08%      6.04%      4.99%      8.94%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)........  $114,840   $114,240   $112,304   $176,892   $167,343
  Ratio of expenses to average net assets...     0.49%      0.50%      0.50%      0.48%      0.49%
  Ratio of net investment income to average
   net assets...............................     5.35%      5.83%      5.97%      6.02%      6.42%
  Portfolio turnover rate...................      155%        84%        75%        69%       112%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                1999       1998       1997       1996       1995
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $   9.91   $   9.99   $   9.95   $   9.94   $   9.78
                                              --------   --------   --------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income.....................    0.5290     0.5676     0.6036     0.5958     0.6035
  Net realized and unrealized gain (loss) on
   investments..............................   (0.0700)   (0.0800)    0.0400     0.0100     0.1600
                                              --------   --------   --------   --------   --------
       Total from investment operations.....    0.4590     0.4876     0.6436     0.6058     0.7635
                                              --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders from net
   investment income........................   (0.5290)   (0.5676)   (0.6036)   (0.5958)   (0.6035)
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $   9.84   $   9.91   $   9.99   $   9.95   $   9.94
                                              ========   ========   ========   ========   ========
Total return................................     4.73%      5.00%      6.65%      6.27%      8.02%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)........  $877,608   $895,550   $751,334   $796,016   $891,538
  Ratio of expenses to average net assets...     0.48%      0.49%      0.49%      0.47%      0.48%
  Ratio of net investment income to average
   net assets...............................     5.34%      5.70%      6.07%      6.01%      6.12%
  Ratio of expenses to average net
   assets*..................................     0.78%      0.79%      0.79%      0.77%      0.78%
  Portfolio turnover rate...................       51%        53%        74%        60%        68%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                1999       1998       1997       1996       1995
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $   9.66   $   9.62   $   9.52   $   9.68   $   9.34
                                              --------   --------   --------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income.....................    0.5490     0.5932     0.6245     0.6101     0.6211
  Net realized and unrealized gain (loss) on
   investments..............................   (0.3300)    0.0761     0.1000    (0.1600)    0.3400
                                              --------   --------   --------   --------   --------
       Total from investment operations.....    0.2190     0.6693     0.7245     0.4501     0.9611
                                              --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income...............   (0.5490)   (0.5932)   (0.6245)   (0.6101)   (0.6211)
   In excess of net investment income.......        --    (0.0361)        --         --         --
                                              --------   --------   --------   --------   --------
       Total distributions to
          stockholders......................   (0.5490)   (0.6293)   (0.6245)   (0.6101)   (0.6211)
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $   9.33   $   9.66   $   9.62   $   9.52   $   9.68
                                              ========   ========   ========   ========   ========
Total return................................     2.32%      7.18%      7.90%      4.82%     10.63%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)........  $101,710   $ 99,438   $ 77,982   $ 92,289   $187,087
  Ratio of expenses to average net assets...     0.48%      0.49%      0.49%      0.44%      0.38%
  Ratio of net investment income to average
   net assets...............................     5.78%      6.17%      6.58%      6.38%      6.55%
  Ratio of expenses to average net
   assets*..................................     0.58%      0.59%      0.59%      0.58%      0.58%
  Portfolio turnover rate...................       90%        69%       120%       133%       133%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                1999       1998       1997       1996       1995
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $  10.73   $  10.67   $  10.51   $  10.68   $  10.23
                                              --------   --------   --------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income.....................    0.6416     0.6947     0.7344     0.7479     0.7703
  Net realized and unrealized gain (loss) on
   investments..............................   (0.4726)    0.0877     0.1600    (0.1700)    0.4500
                                              --------   --------   --------   --------   --------
       Total from investment operations.....    0.1690     0.7824     0.8944     0.5779     1.2203
                                              --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income...............   (0.6390)   (0.6947)   (0.7344)   (0.7479)   (0.7703)
   In excess of net investment income.......        --    (0.0277)        --         --         --
                                              --------   --------   --------   --------   --------
       Total distributions to
          stockholders......................   (0.6390)   (0.7224)   (0.7344)   (0.7479)   (0.7703)
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $  10.26   $  10.73   $  10.67   $  10.51   $  10.68
                                              ========   ========   ========   ========   ========
Total return................................     1.63%      7.58%      8.87%      5.63%     12.37%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)........  $ 87,250   $ 80,174   $ 53,572   $ 57,267   $ 62,258
  Ratio of expenses to average net assets...     0.52%      0.53%      0.53%      0.52%      0.53%
  Ratio of net investment income to average
   net assets...............................     6.13%      6.48%      7.01%      7.10%      7.39%
  Portfolio turnover rate...................       73%        93%       135%       165%       177%
--------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999

--------------------------------------------------------------------------------

Asset Management Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open end management company. As of October 31, 1999, the Fund offered shares in five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios"). The Portfolios' investment objectives are to seek to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by each. The Fund was reorganized as a Delaware Business Trust on September 30, 1999.

  Effective October 21, 1999, Asset Management Fund began offering Class D Shares of the Money Market Portfolio. There were no Class D Shares issued or outstanding during the period ended October 31, 1999.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  Portfolio securities are valued at market value using market quotations or prices obtained from an independent pricing service based upon prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. For certain mortgage related securities, the Board of Trustees has approved the use of a matrix developed by the Adviser that the Board believes reflects the fair value of such securities. Short-term instruments maturing within 60 days may be valued at amortized cost, provided that the Board of Trustees determines that amortized cost represents fair value.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreements at not less than the repurchase price. Repurchase agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Portfolio

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999

--------------------------------------------------------------------------------

from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Effective December 8, 1997, Shay Assets Management, Inc. (Adviser) (SAMI) became the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser voluntarily waived approximately 97% of its fee for the year ended October 31, 1999. The waiver amounted to $106,238.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the year ended October 31, 1999. The waiver amounted to $1,901,477.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 29% of its fee for the year ended October 31, 1999. The waiver amounted to $105,042.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Effective December 8, 1997, Shay Financial Services, Inc. (Distributor) (SFSI) became the distributor to the Fund. The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for distribution services, the Fund pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999

--------------------------------------------------------------------------------

percentage of the average daily net assets of each portfolio as follows:

  The fee rate for each of the Money Market Portfolio and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The Distributor voluntarily waived approximately 3% of its fee for the Money Market Portfolio for the year ended October 31, 1999. The waiver amounted to $3,432.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the year ended October 31, 1999. The waiver amounted to $950,738.

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  Effective August 1, 1999, administration and transfer agency services to the Fund changed from PFPC Inc. to BISYS Fund Services Ohio, Inc. (Administrator, Transfer Agent) (BISYS, Ohio). BISYS, Ohio is a subsidiary of The BISYS Group, Inc.

  As compensation for administrative services, the Fund pays the administrator an administrative fee monthly in accordance with the administration plan adopted by the Fund. The fee rate for each of the Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage (ARM), Intermediate Mortgage Securities and U.S. Government Mortgage Securities Portfolios, computed separately, is an annual rate of 0.03% of the average daily net assets of each Portfolio. This rate remained consistent throughout the change in service providers.

--------------------------------------------------------------------------------

C. At October 31, 1999, Net Assets consisted of the following:

--------------------------------------------------------------------------------------------------------
                                          SHORT U.S.                      INTERMEDIATE   U.S. GOVERNMENT
                                          GOVERNMENT    ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                          MONEY MARKET    SECURITIES       MORTGAGE        SECURITIES      SECURITIES
                           PORTFOLIO      PORTFOLIO     (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------
Capital paid-in.........  $92,074,159    $122,581,024    $907,278,731     $117,352,539     $92,140,345
Accumulated net realized
  (losses)..............           --      (7,722,971)    (31,896,557)     (14,864,009)     (4,506,352)
Net unrealized
  appreciation/
  (depreciation) of
  investments...........           --         (18,484)      2,225,888         (778,436)       (383,640)
                          -----------    ------------    ------------     ------------     -----------
                          $92,074,159    $114,839,569    $877,608,062     $101,710,094     $87,250,353
                          ===========    ============    ============     ============     ===========
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999

--------------------------------------------------------------------------------

D. For tax purposes at October 31, 1999, the Short U.S. Government Securities Portfolio had a capital loss carryforward of $7,690,919, of which $4,615,249 expires in 2002, $466,298 expires in 2003, $1,966,811 expires in 2004, and
$642,561 expires in 2007. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $28,870,321, of which $236,741 expires in 2000, $5,932,937 expires in 2001, $10,944,856 expires in 2002, $4,674,894 expires in
2003, $819,918 expires in 2004, $1,301,928 expires in 2006, and $4,959,047 expires in 2007.

  The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $14,602,245, of which $9,538,250 expires in 2002, $1,932,691 expires in 2003,
$2,314,129 expires in 2004, and $817,175 expires in 2007. The U.S. Government Mortgage Securities Portfolio had a capital loss carryforward of $4,585,351, of which $2,896,643 expires in 2002, $731,254 expires in 2003, $29,820 expires in
2004, $124,825 expires in 2005, and $802,809 expires in 2007. All losses are available to offset future realized capital gains, if any.

--------------------------------------------------------------------------------
E.For the year ended October 31, 1999, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:

------------------------------------------------------------------------------------------------------
                                        SHORT U.S.    ADJUSTABLE RATE   INTERMEDIATE   U.S. GOVERNMENT
                                        GOVERNMENT       MORTGAGE         MORTGAGE        MORTGAGE
                                        SECURITIES         (ARM)         SECURITIES      SECURITIES
                                        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------
Purchases............................  $174,431,898    $692,958,254     $119,082,429     $88,069,193
                                       ============    ============     ============     ===========
Sales and maturities.................  $167,238,840    $438,394,895     $889,587,182     $58,937,842
                                       ============    ============     ============     ===========
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Stockholders and Trustees
of Asset Management Fund.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage
(ARM), Intermediate Mortgage Securities and U.S. Government Mortgage Securities Portfolios of Asset Management Fund (all portfolios collectively referred to as the "Fund") at October 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, PA
December 17, 1999

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STOCKHOLDER MEETING

--------------------------------------------------------------------------------

(Unaudited) A Special Meeting of the Stockholders was held at the offices of Shay Assets Management, Inc., 230 West Monroe Street, Chicago, Illinois 60606, on September 28, 1999. Asset Management Fund, Inc., shareholders were asked to vote on two separate issues: to approve the Agreement and Plan of Reorganization (reorganizing the Maryland corporation into a Delaware business trust) and to modify or eliminate certain fundamental investment policies.

The following are the results:
1. TO APPROVE THE REORGANIZATION INTO A DELAWARE BUSINESS TRUST. This item was approved by stockholders of the entire Fund.

-----------------------------------------------------------------------------------------------
                                                                  FOR        AGAINST    ABSTAIN
-----------------------------------------------------------------------------------------------
Asset Management Fund.......................................  127,496,556   1,477,718    56,873
-----------------------------------------------------------------------------------------------

2. TO APPROVE CHANGES TO THE FUNDAMENTAL INVESTMENT POLICIES. These items were all approved by stockholders of each Portfolio entitled to vote.

(a) To adopt a fundamental policy limiting investments so as to qualify for investment by financial institutions.

-----------------------------------------------------------------------------------------------
                                                                  FOR        AGAINST    ABSTAIN
-----------------------------------------------------------------------------------------------
U.S. Government Mortgage Securities Portfolio...............    6,299,890          --        --
Intermediate Mortgage Securities Portfolio..................    6,460,808     402,414        --
Short U.S. Government Securities Portfolio..................    6,424,229     394,515   226,095
Adjustable Rate Mortgage (ARM) Portfolio....................   56,927,934   2,158,184   658,574
Money Market Portfolio......................................   47,074,775          --        --
-----------------------------------------------------------------------------------------------

(b) To change the fundamental policy on high quality assets to a non-fundamental policy.

-----------------------------------------------------------------------------------------------
                                                                  FOR        AGAINST    ABSTAIN
-----------------------------------------------------------------------------------------------
Short U.S. Government Securities Portfolio                      6,424,229     394,515   226,095
Money Market Portfolio                                         47,074,775          --        --
-----------------------------------------------------------------------------------------------

(c) To eliminate the fundamental policy on OTS qualifying securities.

-----------------------------------------------------------------------------------------------
                                                                  FOR        AGAINST    ABSTAIN
-----------------------------------------------------------------------------------------------
U.S. Government Mortgage Securities Portfolio...............    6,299,890          --        --
Intermediate Mortgage Securities Portfolio..................    6,460,808     402,414        --
Short U.S. Government Securities Portfolio..................    6,424,229     394,515   226,095
Adjustable Rate Mortgage (ARM) Portfolio....................   56,927,934   2,158,184   658,574
Money Market Portfolio......................................   47,074,775          --        --
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STOCKHOLDER MEETING (CONTINUED)

--------------------------------------------------------------------------------

(d) To change the fundamental policy on investments in mortgage securities to a non-fundamental policy.

-----------------------------------------------------------------------------------------------
                                                                  FOR        AGAINST    ABSTAIN
-----------------------------------------------------------------------------------------------
U.S. Government Mortgage Securities Portfolio...............    6,299,890          --        --
Intermediate Mortgage Securities Portfolio..................    6,460,808     402,414        --
Adjustable Rate Mortgage (ARM) Portfolio....................   56,927,934   2,158,184   658,574
-----------------------------------------------------------------------------------------------

(e) To amend the fundamental policy on portfolio lending.

-----------------------------------------------------------------------------------------------
                                                                  FOR        AGAINST    ABSTAIN
-----------------------------------------------------------------------------------------------
U.S. Government Mortgage Securities Portfolio...............    6,299,890          --        --
Intermediate Mortgage Securities Portfolio..................    6,460,808     402,414        --
Short U.S. Government Securities Portfolio..................    6,424,229     394,515   226,095
Adjustable Rate Mortgage (ARM) Portfolio....................   56,915,377   2,170,741   658,574
Money Market Portfolio......................................   47,074,775          --        --
-----------------------------------------------------------------------------------------------

(f) To change the fundamental policy on illiquid investments to a non-fundamental policy.

-----------------------------------------------------------------------------------------------
                                                                  FOR        AGAINST    ABSTAIN
-----------------------------------------------------------------------------------------------
U.S. Government Mortgage Securities Portfolio...............    6,299,890          --        --
Intermediate Mortgage Securities Portfolio..................    6,460,808     402,414        --
Short U.S. Government Securities Portfolio..................    6,424,229     394,515   226,095
Adjustable Rate Mortgage (ARM) Portfolio....................   56,927,934   2,158,184   658,574
Money Market Portfolio......................................   47,034,404      40,370        --
-----------------------------------------------------------------------------------------------

(g) To eliminate the fundamental policy on money market instruments.

----------------------------------------------------------------------------------------------
                                                                 FOR        AGAINST    ABSTAIN
----------------------------------------------------------------------------------------------
Money Market Portfolio......................................  47,074,775          --        --
----------------------------------------------------------------------------------------------

                                     NOTES

                                     NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

5605 North MacArthur Blvd./Irving, TX 75038
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, PA 19103
TRUSTEES AND OFFICERS
Richard M. Amis
Trustee

Arthur G. De Russo
Trustee

David F. Holland
Trustee

Gerald J. Levy
Trustee and Vice Chairman

Rodger D. Shay
Trustee and Chairman

Edward E. Sammons, Jr.
President

Robert T. Podraza
Vice President and Assistant Treasurer
Steve Pierce
Treasurer

Daniel K. Ellenwood
Secretary

Christine A. Cwik
Assistant Secretary
Alaina Metz
Assistant Secretary